Share-Based Compensation - Schedule of Total Share-Based Compensation Expense to Equity-Based Awards (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Total Share-Based Compensation Expense to Equity-Based Awards [Line Items]
Total share-based compensation	$ 304	$ 682	$ 1,139
Research and development expenses [Member]
Schedule of Total Share-Based Compensation Expense to Equity-Based Awards [Line Items]
Total share-based compensation	(48)	322	107
Cost of revenues [Member]
Schedule of Total Share-Based Compensation Expense to Equity-Based Awards [Line Items]
Total share-based compensation	182
Marketing, general and administrative expenses [Member]
Schedule of Total Share-Based Compensation Expense to Equity-Based Awards [Line Items]
Total share-based compensation	$ 170	$ 360	$ 1,032